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              [LETTERHEAD OF CALAMOS ASSET MANAGEMENT, INC.(TM)]

July 21, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

                           Calamos Investment Trust
                        File Nos. 33-19228 and 811-5443

Ladies and Gentlemen:


     Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that the definitive form of the statement of additional information of Calamos Investment Trust dated June 24, 1997 does not differ from that filed in post-effective amendment no. 18 to the trust's registration statement, which was filed electronically.

                                Very truly yours,

                                CALAMOS INVESTMENT TRUST

                                By: /s/ Nancy B. Lynn
                                   -----------------------------
                                        Nancy B. Lynn, Secretary